Leases - Maturity Analysis of Undiscounted Cash Out Flows (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finance leases
2021	$ 106
2022	90
2023	62
2024	33
2025	16
Thereafter	36
Imputed Interest	(47)
Finance lease obligations	296	$ 204
Operating leases
2021	1,468
2022	1,186
2023	885
2024	683
2025	405
Thereafter	638
Imputed Interest	(334)
Operating lease liabilities	4,930
Amount of leases not yet commenced	$ 376